NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech Holding Limited	(6,589,431)	16,064,793	14,690,701
Less:
The dilutive effect arising from the convertible bonds	—	—	2,900,645
Numerator for diluted net income (loss) per ordinary share	(6,589,431)	16,064,793	11,790,056
Denominator:
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	1,751,784,176	2,117,904,025	2,205,186,257
Effect of dilutive securities:
Dilutive effect of share options	—	25,462,481	17,457,965
Dilutive effect of restricted shares units	—	18,865,819	32,613,976
Dilutive effect of convertible bonds	—	—	80,459,006
Denominator for diluted net income (loss) per ordinary share	1,751,784,176	2,162,232,325	2,335,717,204
Net income (loss) per ordinary share
Basic	(0.00)	0.01	0.01
Diluted	(0.00)	0.01	0.01

Schedule of potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net loss per ordinary share for the year ended December 31, 2019, because their effect is anti-dilutive:

For the year ended December 31,2019
Share issuable upon exercise of share options	95,933,244
Share issuable upon exercise of RSUs	28,406,980